Stock-Based Compensation - Company's Stock Option (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 23, 2019	Sep. 22, 2019
Aggregate Intrinsic Value
Stock-based compensation expense	$ 2,857,000	$ 1,059,000	$ 6,332,000	$ 2,848,000	$ 2,524,000
Stock Options
Options
Outstanding as of December 31, 2018	5,945,878	6,398,982	6,398,982
Granted	0	0	0
Forfeited/canceled	(332,380)		(253,582)
Exercised	(403,601)		(199,522)
Outstanding as of December 31, 2019	5,209,897		5,945,878	6,398,982
Vested and expected to vest	3,418,862		3,958,005
Vested and exercisable	2,314,738		2,485,010
Weighted Average Exercise Price
Outstanding as of December 31, 2018	$ 9.41	$ 9.31	$ 9.31
Forfeited/cancelled	9.02		7.97
Exercised	8.17		7.88
Outstanding as of December 31, 2019	9.53		9.41	$ 9.31
Vested and expected to vest	9.56		9.42
Vested and exercisable	$ 8.71		$ 8.56
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term - Outstanding	7 years 1 month 6 days		7 years 6 months	8 years 4 months 24 days
Weighted Average Remaining Contractual Term - Vested and expected to vest	7 years 1 month 6 days		7 years 6 months
Weighted Average Remaining Contractual Term - Vested and exercisable	6 years 7 months 6 days		7 years
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)	$ 88,520,000	$ 25,678,000	$ 25,678,000
Exercised	5,647,000		2,007,000
Outstanding at the end (in dollars)	54,633,000		88,520,000	$ 25,678,000
Aggregate Intrinsic Value - Vested and expected to vest	35,766,000		58,914,000
Aggregate Intrinsic Value - Vested and exercisable	$ 26,174,000		39,118,000
Stock-based compensation expense			$ 0
Stock Options | Time-based options
Options
Granted				1,413,251	569,970
Aggregate Intrinsic Value
Recognition over the remaining weighted-average vesting term	2 years 3 months 18 days		2 years 3 months 18 days
Unamortized stock-based compensation expense	$ 4,800,000
Stock-based compensation expense			$ 6,300,000
Stock Options | Performance and market conditions
Options
Granted				706,628	284,984
Aggregate Intrinsic Value
Unamortized stock-based compensation expense				$ 5,300,000
Stock-based compensation expense	0		$ 8,800,000
IPO | Stock Options | Time-based options
Aggregate Intrinsic Value
Minimum cash return on investments						$ 1,491,000,000
IPO | Stock Options | Performance and market conditions
Aggregate Intrinsic Value
Minimum cash return on investments						1,491,000,000
Unamortized stock-based compensation expense	$ 7,900,000					$ 9,000,000.0	$ 5,100,000